Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Consolidated Balance Sheets
Allowance for doubtful accounts	¥ 165,635	¥ 75,269
Common stock, authorized shares	72,000,000	72,000,000
Common stock, issued shares	37,921,862	35,751,360
Common stock, outstanding shares	37,921,862	35,751,360
Treasury stock, shares	630	630